Consolidated Statement of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Extinguishment of Related Party Debt [Member] Common Stock Including Additional Paid in Capital [Member]	Rights to Shares [Member] Common Stock Including Additional Paid in Capital [Member]	May 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	May 2015 Private Placement Offering [Member]	November 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	November 2015 Private Placement Offering [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, shares outstanding (in shares) at Dec. 31, 2013							23,863,302	171,199,348	6,555,305
Balance at Dec. 31, 2013							$ 24	$ 171	$ 7		$ 22,396	$ (29,905)	$ (7,307)
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement											5,397		5,397
Extinguishment of warrants											572		572
Stock exchange pursuant to Merger Agreement (in shares)							(23,863,302)	(171,199,348)	(6,555,305)	3,743,282
Stock exchange pursuant to Merger Agreement							$ (24)	$ (171)	$ (7)	$ 28,551	$ (28,365)		(16)
Issuance of common stock upon automatic conversion of warrant in connection with extinguishment of related party convertible notes (in shares)	943,596	1,179,461
PLC common stock assumed in connection with Merger (in shares)										2,024,217
Private placement offering, net of issuance costs (in shares)										8,389,187
Private placement offering, net of issuance costs										$ 4,204			4,204
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering (in shares)										2,916,380
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering										$ 1,546			1,546
Issuance of warrant in connection with note payable										622			622
Fair value of warrants issued to service providers										137			137
Stock-based compensation expense										$ 184			$ 184
Exercise of stock option (in shares)										160			160
Cancellation of shares in exchange for rights to shares (in shares)										(854,989)
Net loss												(6,180)	$ (6,180)
Balance, shares outstanding (in shares) at Dec. 31, 2014										18,341,294
Balance at Dec. 31, 2014										$ 35,244		(36,085)	(841)
Issuance of common stock upon automatic conversion of warrant in connection with extinguishment of related party convertible notes (in shares)		566,038
Private placement offering, net of issuance costs (in shares)			32,432,432		8,573,385
Issuance of warrant in connection with note payable										10			10
Fair value of warrants issued to service providers										251			251
Stock-based compensation expense										$ 220			220
Net loss												(12,426)	(12,426)
Balance, shares outstanding (in shares) at Dec. 31, 2015										59,919,025
Balance at Dec. 31, 2015										$ 52,447		$ (48,511)	3,936
May 2015 Offering, net of issuance costs			$ 11,040	$ 11,040	$ 5,393	$ 5,393
Issuance of warrants to employees for performance bonuses										$ 286			286
Exercise of warrant (in shares)										5,876
Exercise of warrant										$ 3			$ 3